Summary of Significant Accounting Policies - Estimated Useful Lives for Depreciation Purposes of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	Over the shorter of the remaining term of the lease and the useful lives
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	15 years
Bottom of range [member] | Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	3 years
Bottom of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	4 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	35 years
Top of range [member] | Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	11 years
Top of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	8 years